Consolidated Statements of Income and of Comprehensive Income R$ in Thousands		12 Months Ended
		Dec. 31, 2019 BRL (R$) R$ / shares	Dec. 31, 2018 BRL (R$) R$ / shares	Dec. 31, 2017 BRL (R$) R$ / shares
Profit (loss) [abstract]
Net revenue from services rendered		R$ 3,595,772	R$ 2,054,549	R$ 1,283,616
Net income from financial instruments at amortized cost and at fair value through other comprehensive income		199,947	114,442	79,380
Net income from financial instruments at fair value through profit or loss		1,332,089	789,462	543,654
Total revenue and income		5,127,808	2,958,453	1,906,650
Operating costs		(1,606,060)	(941,246)	(579,880)
Selling expenses		(155,115)	(96,075)	(32,881)
Administrative expenses		(1,891,481)	(1,176,805)	(649,585)
Other operating income (expenses), net		153,357	(31,289)	(7,704)
Interest expense on debt		(84,400)	(72,310)	(61,093)
Income before income tax		1,544,109	640,728	575,507
Income tax expense		(454,625)	(175,398)	(151,966)
Net income for the year		1,089,484	465,330	423,541
Items that can be subsequently reclassified to income
Foreign exchange variation of investees located abroad		6,823	18,645	2,034
Gains (losses) on net investment hedge		(7,133)	(17,495)	(2,386)
Changes in the fair value of financial assets at fair value through other comprehensive income		698	4,160	210
Other comprehensive income (loss) for the year, net of tax		388	5,310	(142)
Total comprehensive income for the year		1,089,872	470,640	423,399
Net income attributable to:
Owners of the Parent company		1,080,484	461,440	413,874
Non-controlling interest		9,000	3,890	9,667
Total comprehensive income attributable to:
Owners of the Parent company		1,080,872	466,750	413,732
Non-controlling interest		R$ 9,000	R$ 3,890	R$ 9,667
Earnings per share from total income attributable to the ordinary equity holders of the company
Basic earnings per share | (per share)	[1]	R$ 2.1125	R$ 0.9358	R$ 0.8535
Diluted earnings per share | (per share)	[1]	R$ 2.1115	R$ 0.9358	R$ 0.8535

[1]	The basic and diluted earnings per common share are in effect with the reverse share split occurred on November 30, 2019.